Income tax expense (Tables)	12 Months Ended
Dec. 31, 2021
Income tax expense
Summary of current and deferred components of income taxes

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Current tax expense	14,943	241,792	646,979
Deferred tax expense/(benefit)	10,981	(11,260)	(15,553)
Income tax expense	25,924	230,532	631,426

Summary of reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	%	%	%
Statutory income tax rate of the PRC	25	25	25
Tax effect of permanent differences(a)	18	227	2
Addition to Valuation Allowance	—	—	1
Tax effect of preferential tax rates	—	(9)	(1)
Tax effect of Super Deduction and others	(8)	(18)	(3)
Effective income tax rate	35	225	24
(a)	The permanent book-tax differences mainly consisted of share-based compensation.

Summary of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2020 and 2021:

	As of
	December 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	601	18,018
Inventory provisions	—	21,479
Product warranty	1,360	1,046
Accrued expenses and others	6,698	13,051
Less : Valuation Allowance	—	(15,415)
Total deferred tax assets, net	8,659	38,179
Deferred tax liabilities:
Accelerated depreciation of property, equipment and leasehold improvement	(6,781)	(15,943)
Unrealized investment income of short-term investments	(1,088)	(5,893)
Total deferred tax liabilities	(7,869)	(21,836)
Presentation in the consolidated balance sheet :
Deferred tax assets, net	6,000	20,856
Deferred tax liabilities	(5,210)	(4,513)
Net deferred tax assets	790	16,343

Summary of Valuation Allowance [Table Text Block]

	2020	2021
	RMB	RMB
Balance as of January 1	—	—
Addition	—	15,415
Balance as of December 31	—	15,415